Marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Fair value through profit or loss	$ 650	$ 652
Amortised cost	44	51
Total	694	703
Current	650	659
Non-current	44	44
Marketable Securities [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Total	694	7
[custom:MarketableSecurities2-0]		703
Current	650	659
Non-current	44	44
BRAZIL
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Current	650	652
Non-current	44	44
BRAZIL | Marketable Securities [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Fair value through profit or loss	650	652
Amortised cost	$ 44	44
Total		696
Foreign countries [member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Current		7
Foreign countries [member] | Marketable Securities [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Amortised cost		$ 7